Debt - Debt Maturities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Long-term Debt, Fiscal Year Maturity [Abstract]
2020	$ 385
2021	294
2022	289
2023	1,764
2024	2,124
Thereafter	4,060
Principal Amount	$ 8,916	$ 8,168